Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Accounts Payable

As at December 31, 2018 and 2017, this account consists of:

	2018	2017
		(in million pesos)
Suppliers and contractors (Note 27)	69,099	54,196
Carriers and other customers (Note 27)	1,815	2,083
Taxes (Note 26)	1,789	1,952
Related parties (Notes 24 and 27)	684	451
Others	1,223	1,763
	74,610	60,445